Risk Lose Money [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	146 Months Ended	270 Months Ended	294 Months Ended	490 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Blended Benchmark (consisting of 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	2.35%		3.89%
Bloomberg High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	2.66%		4.28%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%		2.25%
C000029350 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	0.28%		2.38%
Performance Inception Date								Jul. 31, 2000
C000029350 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	0.28%		2.38%
Performance Inception Date								Jul. 31, 2000
C000029350 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.38%	1.12%		2.78%
Performance Inception Date								Jul. 31, 2000
C000029352 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.82%	0.28%		2.05%
Performance Inception Date							Jul. 15, 2002
C000029353 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.67%	1.09%		2.90%
Performance Inception Date									Mar. 05, 1984
C000122656 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	1.09%		2.94%
Performance Inception Date						Nov. 08, 2012
C000175730 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.62%	1.15%		2.97%
Performance Inception Date				Mar. 01, 2017
C000255598 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.66%	1.09%		2.90%
Performance Inception Date	Oct. 02, 2024